(Re)Insurance contracts and investment contracts with discretionary participation features - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Amount of financial economic assumption on favorable impact	€ 269
Percentage of adjustment for default risk premium	30.00%
Unrealized gains loss through equity	€ 1,159	€ 1,073
Net gains and losses transferred from other comprehensive income to the income statement due to rebalancing of asset portfolios	€ 174	€ 56
Discount rates converge linearly	10 years
Ultimate forward rate	3.40%	3.40%
Percentage of illiquidity factor assigned to cash flows are not dependent on the underlying assets	100.00%
Percentage of illiquidity factor assigned to cash flows are dependent on the underlying assets	0.00%
Risk mitigation adjustment to contractual service margin	€ 836	€ 2,020
EUR [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	30
GBP [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	50
US variable annuity products [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Percentage of illiquidity factor assigned to cash flows are dependent on the underlying assets	100.00%
Percentage of illiquidity premium	0.00%